Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of fair value assumptions

PICU fair values were calculated using the following assumptions:

	December 31, 2018		December 31, 2017
(Percents)	Start	End	Start	End
Risk-free interest rate	2.20%	2.51%	1.93%	2.20%
Volatility	91.00%	80.00%	101.03%	91.00%

Summary of stock option activity

Profit Interest Common Units activity summary	Number of Units	Weighted Average Grant- Date Fair Value per Unit
Nonvested units at December 31, 2017	959	$—
Granted	332	442.30
Vested	780	169.55
Forfeited	30	442.30

Nonvested units at December 31, 2018	481	$22.07